Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2021	2022
	RMB	RMB
Office furniture and equipment	1,984	1,886
Computer equipment	9,243	6,993
Servers and network equipment	31,977	31,591
Leasehold improvements	10,010	10,423
Vehicles	685	57
Building	12,512	12,512
Total	66,411	63,462
Accumulated depreciation	(52,597)	(50,884)
Impairment	(1,197)	—
Property and equipment, net	12,617	12,578

The impairment loss of property and equipment were nil, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

Depreciation expenses were RMB14,425, RMB7,493 and RMB1,800 for the years ended December 31, 2020, 2021 and 2022, respectively.